Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined contribution benefit plan expenses	$ 0.6	$ 0.6